Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total revenue		$ 179,636	$ 148,732
Cost of sales, excluding depletion		21,677	23,366
Depletion		75,337	59,780
Total cost of sales		97,014	83,146
Gross profit		82,622	65,586
Expenses and other (income)
Administration expenses	[1]	14,373	13,394
Project evaluation	[1]	7,153	7,434
Finance expense		39,515	17,286
Gain on revaluation of investments		(15,671)	(1,756)
Contractual income from stream, royalty and other interests		(11,810)	0
Share of net loss of associates		2,141	3,654
Gain on disposal of stream, royalty and other interests		(1,949)	(25,833)
Stream, royalty and other interests impairments		1,627	1,086
Gain on disposal of investment in associate		0	(37,396)
Other		331	(52)
Income before taxes		46,912	87,769
Current income tax expense		8,706	5,261
Deferred income tax (recovery) expense		(4,503)	4,058
Total income tax expense		4,203	9,319
Net income (loss) for the year		42,709	78,450
Net income for the year attributable to:
Sandstorm Gold Ltd.’s shareholders		41,716	78,361
Non-controlling interests		$ 993	$ 89
Earnings per share attributable to Sandstorm Gold Ltd.’s shareholders:
Basic earnings per share (in dollars per share)		$ 0.14	$ 0.34
Diluted earnings per share (in dollars per share)		$ 0.14	$ 0.33
Weighted average number of common shares outstanding
Basic (in shares)		297,406,309	231,348,386
Diluted (in shares)		299,991,157	234,318,180
Sales
Statement [Line Items]
Total revenue		$ 106,584	$ 97,815
Royalty revenue
Statement [Line Items]
Total revenue		$ 73,052	$ 50,917

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation